UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2016

MFS® INTERMEDIATE HIGH INCOME FUND

CIH-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Intermediate High Income Fund’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. The goal of the managed distribution policy is to provide shareholders with consistent and predictable cash flows. Such distributions, under certain circumstances, may exceed the fund’s total return performance. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. When total distributions exceed total return performance for the period, the difference reduces the fund’s total assets and net asset value per share and, therefore, could have the effect of increasing the fund’s expense ratio and reducing the amount of assets the fund has available for long term investment. In order to make these distributions, the fund may have to sell portfolio securities at less than opportune times. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® INTERMEDIATE HIGH INCOME FUND

New York Stock Exchange Symbol: CIF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

While economic growth remains subpar on a global basis, markets had largely recovered after a bout of volatility early this year only to be blindsided by the unexpected vote by the United Kingdom to leave the European Union. Central bank policy remains accommodative globally, with the U.S. Federal Reserve recently signaling it will move slowly in tightening monetary policy as the labor market cools and inflation remains in check. This suggests a continuation of the “lower for longer” interest rate environment.

Overcapacity in the manufacturing sector has been restraining prices and profits around the world. China continues to grapple with challenges posed by its attempt to shift from an investment-led, export-driven model to a consumer-driven economy, amplifying the global manufacturing glut. Emerging markets have been mixed of late, supported by firmer commodity prices but constrained by the prospect of tighter financial conditions in the wake of the Brexit vote.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 18, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Midstream	8.8%
Medical & Health Technology & Services	8.1%
Cable TV	7.8%
Containers	6.7%
Telecommunications-Wireless	6.2%

Composition including fixed income credit quality (a)(i)
BBB	4.6%
BB	54.2%
B	55.5%
CCC	22.0%
CC	0.7%
C (o)	0.0%
D	0.6%
Not Rated	(0.8)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	(38.0)%
Other	1.2%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	6.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 5/31/16.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
William Adams	Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 9.50% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 132.7%
Issuer	Shares/Par	Value ($)
Aerospace - 2.5%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$365,000	$384,137
Bombardier, Inc., 6.125%, 1/15/2023 (n)	255,000	218,504
Bombardier, Inc., 7.5%, 3/15/2025 (n)	140,000	123,200
CPI International, Inc., 8.75%, 2/15/2018	360,000	356,400
TransDigm, Inc., 6%, 7/15/2022	55,000	55,963
TransDigm, Inc., 6.5%, 7/15/2024	265,000	270,300

		$1,408,504
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.71%, 12/10/2049	$275,000	$23,601

Automotive - 3.8%
Accuride Corp., 9.5%, 8/01/2018	$425,000	$359,125
Gates Global LLC, 6%, 7/15/2022 (n)	65,000	57,021
Goodyear Tire & Rubber Co., 6.5%, 3/01/2021	400,000	419,500
Goodyear Tire & Rubber Co., 7%, 5/15/2022	85,000	90,977
Lear Corp., 4.75%, 1/15/2023	250,000	256,875
Lear Corp., 5.25%, 1/15/2025	105,000	111,825
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	200,000	206,300
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	200,000	209,000
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	300,000	301,650
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	150,000	150,000

		$2,162,273
Broadcasting - 3.6%
Activision Blizzard, Inc., 6.125%, 9/15/2023 (n)	$220,000	$239,525
AMC Networks, Inc., 5%, 4/01/2024	180,000	180,450
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	45,000	43,875
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	100,000	96,000
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	205,000	205,769
iHeartMedia, Inc., 9%, 3/01/2021	258,000	192,533
Liberty Media Corp., 8.5%, 7/15/2029	250,000	259,375
Liberty Media Corp., 8.25%, 2/01/2030	10,000	10,325
Match Group, Inc., 6.375%, 6/01/2024 (n)	105,000	107,100
Netflix, Inc., 5.375%, 2/01/2021	250,000	266,250
Netflix, Inc., 5.875%, 2/15/2025	130,000	136,175
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	290,000	303,050

		$2,040,427

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - 4.8%
Allegion PLC, 5.875%, 9/15/2023		$117,000	$123,728
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		380,000	398,050
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		230,000	243,800
Building Materials Corp. of America, 5.375%, 11/15/2024 (n)		340,000	347,650
Building Materials Corp. of America, 6%, 10/15/2025 (n)		120,000	127,500
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025		200,000	189,000
Gibraltar Industries, Inc., 6.25%, 2/01/2021		250,000	253,888
HD Supply, Inc, 5.75%, 4/15/2024 (n)		65,000	67,600
HD Supply, Inc., 7.5%, 7/15/2020		280,000	295,400
Headwaters, Inc., 7.25%, 1/15/2019		102,000	105,570
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		250,000	234,375
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		285,000	286,425
U.S. Concrete, Inc., 6.375%, 6/01/2024 (n)		40,000	40,000

			$2,712,986
Business Services - 2.2%
Equinix, Inc., 4.875%, 4/01/2020		$190,000	$197,125
Equinix, Inc., 5.375%, 1/01/2022		70,000	72,100
Equinix, Inc., 5.375%, 4/01/2023		240,000	246,900
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		120,000	126,600
Iron Mountain, Inc., REIT, 6%, 8/15/2023		320,000	333,600
NeuStar, Inc., 4.5%, 1/15/2023		285,000	244,388

			$1,220,713
Cable TV - 7.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$480,000	$480,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		185,000	187,313
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		240,000	249,600
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		80,000	81,200
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		335,000	341,033
DISH DBS Corp., 7.875%, 9/01/2019		70,000	77,263
DISH DBS Corp., 6.75%, 6/01/2021		175,000	181,265
DISH DBS Corp., 5%, 3/15/2023		190,000	172,900
DISH DBS Corp., 5.875%, 11/15/2024		90,000	83,296
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		125,000	93,125
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022		345,000	232,013
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		285,000	183,113
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		65,000	66,219
Intelsat Luxembourg S.A., 8.125%, 6/01/2023		295,000	87,763
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	135,000	165,604
Lynx I Corp., 5.375%, 4/15/2021 (n)		$180,000	187,200
Neptune Finco Corp., 10.875%, 10/15/2025 (n)		200,000	227,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Sirius XM Radio, Inc., 4.25%, 5/15/2020 (n)	$70,000	$71,313
Sirius XM Radio, Inc., 5.875%, 10/01/2020 (n)	30,000	31,013
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	125,000	122,813
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	135,000	141,413
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	165,000	165,619
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	250,000	257,813
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	199,500
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	200,000	198,000

		$4,283,891
Chemicals - 3.2%
Chemours Co., 6.625%, 5/15/2023	$160,000	$143,600
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/2021 (n)	300,000	317,790
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	145,000	160,950
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	130,000	110,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	240,000	204,000
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	140,000	112,000
Tronox Finance LLC, 6.375%, 8/15/2020	405,000	311,850
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	245,000	182,525
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	245,000	254,033

		$1,797,248
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)	$210,000	$214,855
Syniverse Holdings, Inc., 9.125%, 1/15/2019	98,000	48,020
VeriSign, Inc., 4.625%, 5/01/2023	260,000	263,250

		$526,125
Computer Software - Systems - 1.6%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$140,000	$147,000
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	125,000	128,438
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	415,000	424,338
Western Digital Corp., 10.5%, 4/01/2024 (n)	205,000	212,175

		$911,951
Conglomerates - 4.0%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/2020 (n)	$150,000	$124,500
Amsted Industries Co., 5%, 3/15/2022 (n)	495,000	497,475
BC Mountain LLC, 7%, 2/01/2021 (n)	315,000	280,350
EnerSys, 5%, 4/30/2023 (n)	400,000	397,500
Enpro Industries, Inc., 5.875%, 9/15/2022	305,000	308,050
Entegris, Inc., 6%, 4/01/2022 (n)	345,000	356,213

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	$350,000	$300,125

		$2,264,213
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$135,000	$29,363

Consumer Products - 1.8%
Elizabeth Arden, Inc., 7.375%, 3/15/2021	$90,000	$67,500
NBTY, Inc., 7.625%, 5/15/2021 (n)	225,000	229,500
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	230,000	232,875
Spectrum Brands, Inc., 6.375%, 11/15/2020	170,000	178,288
Spectrum Brands, Inc., 6.125%, 12/15/2024	40,000	42,300
Spectrum Brands, Inc., 5.75%, 7/15/2025	105,000	109,725
Sun Products Corp., 7.75%, 3/15/2021 (n)	160,000	154,800

		$1,014,988
Consumer Services - 3.7%
ADT Corp., 6.25%, 10/15/2021	$510,000	$534,225
ADT Corp., 4.125%, 6/15/2023	85,000	79,050
CEB, Inc., 5.625%, 6/15/2023 (n)	150,000	148,875
Garda World Security Corp., 7.25%, 11/15/2021 (n)	155,000	125,938
Garda World Security Corp., 7.25%, 11/15/2021 (n)	180,000	146,250
Interval Acquisition Corp., 5.625%, 4/15/2023 (n)	420,000	428,400
Mobile Mini, Inc., 5.875%, 7/01/2024 (n)	150,000	153,750
Monitronics International, Inc., 9.125%, 4/01/2020	300,000	246,000
Service Corp. International, 5.375%, 5/15/2024	190,000	196,650

		$2,059,138
Containers - 6.5%
Ardagh Packaging Finance PLC, 9.125%, 10/15/2020 (n)	$600,000	$628,800
Ball Corp., 5%, 3/15/2022	210,000	219,450
Berry Plastics Group, Inc., 5.5%, 5/15/2022	335,000	344,213
Berry Plastics Group, Inc., 6%, 10/15/2022 (n)	85,000	87,338
Crown American LLC, 4.5%, 1/15/2023	326,000	329,668
Multi-Color Corp., 6.125%, 12/01/2022 (n)	320,000	325,200
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	261,000	267,851
Reynolds Group, 5.75%, 10/15/2020	130,000	134,063
Reynolds Group, 8.25%, 2/15/2021	510,000	529,788
Sealed Air Corp., 4.875%, 12/01/2022 (n)	335,000	342,538
Sealed Air Corp., 5.125%, 12/01/2024 (n)	95,000	97,613
Signode Industrial Group, 6.375%, 5/01/2022 (n)	345,000	329,044

		$3,635,566

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/2021 (n)	$45,000	$12,713

Electronics - 2.5%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$175,000	$157,500
Advanced Micro Devices, Inc., 7%, 7/01/2024	140,000	110,600
Micron Technology, Inc., 5.875%, 2/15/2022	155,000	141,050
Micron Technology, Inc., 5.5%, 2/01/2025	205,000	171,688
NXP B.V., 5.75%, 2/15/2021 (n)	200,000	208,250
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)	245,000	256,638
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	155,000	162,363
Sensata Technologies B.V., 5%, 10/01/2025 (n)	170,000	170,425

		$1,378,514
Energy - Independent - 6.0%
Baytex Energy Corp., 5.625%, 6/01/2024 (n)	$130,000	$100,750
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	230,000	87,400
Bonanza Creek Energy, Inc., 5.75%, 2/01/2023	55,000	20,350
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	410,000	193,725
Chesapeake Energy Corp., 5.75%, 3/15/2023	250,000	152,500
Concho Resources, Inc., 5.5%, 4/01/2023	305,000	305,000
EP Energy LLC, 9.375%, 5/01/2020	120,000	77,100
EP Energy LLC, 7.75%, 9/01/2022	475,000	249,375
Halcon Resources Corp., 8.875%, 5/15/2021	169,000	33,378
Northern Blizzard Resources, Inc., 7.25%, 2/01/2022 (n)	147,000	131,565
Oasis Petroleum, Inc., 6.875%, 3/15/2022	290,000	266,800
QEP Resources, Inc., 5.25%, 5/01/2023	505,000	464,600
Range Resources Corp., 4.875%, 5/15/2025	165,000	155,925
RSP Permian, Inc., 6.625%, 10/01/2022	260,000	268,450
Sanchez Energy Corp., 6.125%, 1/15/2023	335,000	241,200
SM Energy Co., 6.5%, 11/15/2021	295,000	275,825
SM Energy Co., 6.125%, 11/15/2022	140,000	128,100
WPX Energy, Inc., 6%, 1/15/2022	230,000	207,000

		$3,359,043
Energy - Integrated - 0.3%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$102,000	$98,016
Cenovus Energy, Inc., 4.45%, 9/15/2042	125,000	91,859

		$189,875
Entertainment - 2.3%
Carmike Cinemas, Inc., 6%, 6/15/2023 (n)	$165,000	$174,075
Cedar Fair LP, 5.25%, 3/15/2021	260,000	270,400
Cedar Fair LP, 5.375%, 6/01/2024	95,000	98,800
Cinemark USA, Inc., 5.125%, 12/15/2022	165,000	169,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - continued
Cinemark USA, Inc., 4.875%, 6/01/2023	$190,000	$188,100
NCL Corp. Ltd., 5.25%, 11/15/2019 (n)	41,000	41,820
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	320,000	331,398

		$1,273,718
Financial Institutions - 7.5%
Aircastle Ltd., 4.625%, 12/15/2018	$175,000	$181,125
Aircastle Ltd., 5.125%, 3/15/2021	125,000	131,875
Aircastle Ltd., 5.5%, 2/15/2022	160,000	168,800
CIT Group, Inc., 6.625%, 4/01/2018 (n)	319,000	336,446
CIT Group, Inc., 5.5%, 2/15/2019 (n)	340,000	355,300
CIT Group, Inc., 5%, 8/15/2022	155,000	158,681
Credit Acceptance Corp., 6.125%, 2/15/2021	26,000	25,090
Credit Acceptance Corp., 7.375%, 3/15/2023	225,000	216,563
Icahn Enterprises LP, 6%, 8/01/2020	245,000	237,115
Icahn Enterprises LP, 5.875%, 2/01/2022	320,000	294,400
Lincoln Finance Ltd., 7.375%, 4/15/2021 (n)	200,000	214,000
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	175,000	170,625
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	520,000	492,700
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	60,000	51,937
Navient Corp., 8%, 3/25/2020	515,000	529,163
Navient Corp., 5.875%, 3/25/2021	100,000	94,000
Navient Corp., 7.25%, 1/25/2022	260,000	250,250
Navient Corp., 6.125%, 3/25/2024	105,000	92,498
PHH Corp., 6.375%, 8/15/2021	225,000	195,750

		$4,196,318
Food & Beverages - 1.3%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$190,000	$196,650
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	60,000	58,950
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	125,000	131,250
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	315,000	328,388

		$715,238
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/2020 (n)	$175,000	$101,500
Tembec Industries, Inc., 9%, 12/15/2019 (n)	115,000	89,700

		$191,200
Gaming & Lodging - 4.7%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$255,000	$267,431
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	265,000	276,925
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	40,000	41,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	$285,000	$298,538
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	415,000	429,777
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	80,000	83,900
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	325,000	339,219
MGM Resorts International, 6.625%, 12/15/2021	180,000	194,175
MGM Resorts International, 6%, 3/15/2023	285,000	297,825
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	305,000	311,100
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	80,000	80,250

		$2,620,840
Industrial - 1.8%
Anixter, Inc., 5.125%, 10/01/2021	$240,000	$244,800
Dematic S.A., 7.75%, 12/15/2020 (n)	385,000	379,225
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	375,000	380,625

		$1,004,650
Insurance - Health - 0.4%
Centene Escrow Corp., 5.625%, 2/15/2021 (n)	$115,000	$119,600
Centene Escrow Corp., 6.125%, 2/15/2024 (n)	115,000	121,110

		$240,710
Machinery & Tools - 1.9%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$265,000	$267,650
CNH Industrial Capital LLC, 4.375%, 11/06/2020	300,000	297,750
H&E Equipment Services Co., 7%, 9/01/2022	370,000	381,100
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	230,000	136,850

		$1,083,350
Major Banks - 2.5%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$670,000	$686,122
Bank of America Corp., FRN, 6.3%, 12/29/2049	100,000	106,125
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	405,000	418,037
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	200,000	191,250

		$1,401,534
Medical & Health Technology & Services - 7.7%
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	$445,000	$382,429
Davita Healthcare Partners, Inc., 5%, 5/01/2025	235,000	232,944
Davita, Inc., 5.125%, 7/15/2024	185,000	187,498
HCA, Inc., 4.25%, 10/15/2019	185,000	191,938
HCA, Inc., 7.5%, 2/15/2022	380,000	430,825
HCA, Inc., 5.875%, 3/15/2022	405,000	437,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 5%, 3/15/2024	$160,000	$164,200
HCA, Inc., 5.375%, 2/01/2025	125,000	126,875
HCA, Inc., 5.875%, 2/15/2026	130,000	134,550
HealthSouth Corp., 5.125%, 3/15/2023	305,000	297,375
HealthSouth Corp., 5.75%, 11/01/2024	150,000	152,063
LifePoint Hospitals, Inc., 5.5%, 12/01/2021	145,000	150,800
Quorum Health Corp., 11.625%, 4/15/2023 (n)	200,000	200,000
Tenet Healthcare Corp., 8%, 8/01/2020	480,000	490,500
Tenet Healthcare Corp., 4.5%, 4/01/2021	180,000	181,125
Tenet Healthcare Corp., 8.125%, 4/01/2022	160,000	161,000
Tenet Healthcare Corp., 6.75%, 6/15/2023	170,000	159,800
Universal Health Services, Inc., 7.625%, 8/15/2020	245,000	228,769

		$4,310,091
Medical Equipment - 1.6%
Alere, Inc., 6.375%, 7/01/2023 (n)	$82,000	$85,516
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	260,000	233,350
Hologic, Inc., 5.25%, 7/15/2022 (n)	250,000	261,563
Teleflex, Inc., 5.25%, 6/15/2024	225,000	232,875
Teleflex, Inc., 4.875%, 6/01/2026	80,000	80,200

		$893,504
Metals & Mining - 5.8%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$105,000	$85,313
Century Aluminum Co., 7.5%, 6/01/2021 (n)	300,000	274,500
Commercial Metals Co., 4.875%, 5/15/2023	270,000	257,850
Consol Energy, Inc., 5.875%, 4/15/2022	355,000	289,325
Consol Energy, Inc., 8%, 4/01/2023	195,000	167,700
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	400,000	336,000
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	160,000	131,600
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	115,000	86,789
GrafTech International Co., 6.375%, 11/15/2020	330,000	219,450
Hudbay Minerals, Inc., 9.5%, 10/01/2020	185,000	153,550
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	115,000	118,036
Kinross Gold Corp., 5.125%, 9/01/2021	60,000	58,251
Kinross Gold Corp., 5.95%, 3/15/2024	60,000	56,619
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	70,000	71,225
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	150,000	154,125
Plains Exploration & Production Co., 6.5%, 11/15/2020	30,000	28,800
Steel Dynamics, Inc., 5.125%, 10/01/2021	100,000	101,938
Steel Dynamics, Inc., 5.25%, 4/15/2023	160,000	164,128
Steel Dynamics, Inc., 5.5%, 10/01/2024	100,000	102,770
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	305,000	244,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Suncoke Energy, Inc., 7.625%, 8/01/2019	$29,000	$27,840
TMS International Corp., 7.625%, 10/15/2021 (n)	205,000	143,500

		$3,274,072
Midstream - 8.7%
AmeriGas Finance LLC, 6.75%, 5/20/2020	$425,000	$439,344
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	155,000	139,500
Crestwood Midstream Partners LP, 6%, 12/15/2020	225,000	218,250
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	135,000	127,535
Energy Transfer Equity LP, 7.5%, 10/15/2020	450,000	459,000
EnLink Midstream Partners LP, 4.4%, 4/01/2024	200,000	174,745
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	230,000	217,350
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	295,000	277,300
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	500,000	540,926
MPLX LP, 5.5%, 2/15/2023 (n)	230,000	226,116
MPLX LP, 4.5%, 7/15/2023 (n)	290,000	274,781
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	200,000	204,250
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	450,000	454,500
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	135,000	135,675
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	265,000	265,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/2021	130,000	120,575
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/2022	160,000	131,200
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	80,000	81,600
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	240,000	234,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	65,000	61,100
Williams Cos., Inc., 4.55%, 6/24/2024	130,000	113,425

		$4,896,172
Network & Telecom - 2.4%
Centurylink, Inc., 6.45%, 6/15/2021	$185,000	$187,775
Centurylink, Inc., 7.65%, 3/15/2042	245,000	200,288
Frontier Communications Corp., 6.25%, 9/15/2021	75,000	69,938
Frontier Communications Corp., 7.125%, 1/15/2023	125,000	111,563
Frontier Communications Corp., 11%, 9/15/2025 (n)	255,000	259,463
Frontier Communications Corp., 9%, 8/15/2031	215,000	183,825
Telecom Italia Capital, 6%, 9/30/2034	70,000	66,325
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	250,000	251,720

		$1,330,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/2022	$373,000	$278,586
Unit Corp., 6.625%, 5/15/2021	65,000	46,963

		$325,549
Oils - 0.9%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$195,000	$195,000
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	340,000	328,100

		$523,100
Other Banks & Diversified Financials - 0.8%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$225,000	$279,468
UBS Group AG, 6.875%, 12/29/2049	200,000	193,128

		$472,596
Pharmaceuticals - 2.8%
Capsugel S.A., 7%, 5/15/2019 (n)(p)	$62,000	$62,233
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/2022 (n)	425,000	394,188
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	220,000	207,900
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	65,000	58,663
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	430,000	388,075
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	230,000	201,365
Vantage Point Imaging, 7.5%, 7/15/2021 (n)	125,000	113,125
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	175,000	147,438

		$1,572,987
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$335,000	$314,900
Teck Resources Ltd., 8%, 6/01/2021 (n)	65,000	66,300

		$381,200
Printing & Publishing - 2.1%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$440,000	$449,900
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	210,000	217,350
TEGNA, Inc., 5.125%, 7/15/2020	185,000	191,475
TEGNA, Inc., 4.875%, 9/15/2021 (n)	100,000	102,000
TEGNA, Inc., 6.375%, 10/15/2023	195,000	208,289

		$1,169,014
Real Estate - Healthcare - 0.8%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021	$150,000	$155,741
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	275,000	288,093

		$443,834

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Other - 1.2%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$360,000	$378,000
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	315,000	321,300

		$699,300
Retailers - 3.5%
Best Buy Co., Inc., 5.5%, 3/15/2021	$445,000	$467,250
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	240,000	220,800
Family Tree Escrow LLC, 5.75%, 3/01/2023 (n)	360,000	380,250
Hanesbrands, Inc., 6.375%, 12/15/2020	225,000	232,173
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	265,000	200,075
Rite Aid Corp., 9.25%, 3/15/2020	155,000	163,525
Rite Aid Corp., 6.75%, 6/15/2021	65,000	68,413
Rite Aid Corp., 6.125%, 4/01/2023 (n)	170,000	179,775
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	80,000	83,700

		$1,995,961
Specialty Chemicals - 1.4%
Chemtura Corp., 5.75%, 7/15/2021	$435,000	$440,438
Univar USA, Inc., 6.75%, 7/15/2023 (n)	360,000	362,844

		$803,282
Specialty Stores - 1.6%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$320,000	$324,000
Group 1 Automotive, Inc., 5%, 6/01/2022	335,000	333,325
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	235,000	244,400

		$901,725
Supermarkets - 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$140,000	$143,325

Telecommunications - Wireless - 6.1%
Altice S.A., 7.75%, 5/15/2022 (n)	$200,000	$204,875
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	154,260
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	225,000	198,000
Sprint Capital Corp., 6.875%, 11/15/2028	285,000	212,681
Sprint Corp., 7.875%, 9/15/2023	370,000	288,600
Sprint Corp., 7.125%, 6/15/2024	410,000	308,525
Sprint Corp., 7%, 8/15/2020	40,000	34,221
Sprint Nextel Corp., 9%, 11/15/2018 (n)	150,000	159,563
Sprint Nextel Corp., 6%, 11/15/2022	205,000	153,750
T-Mobile USA, Inc., 6.125%, 1/15/2022	35,000	36,925
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	100,819
T-Mobile USA, Inc., 6.464%, 4/28/2019	85,000	86,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
T-Mobile USA, Inc., 6.25%, 4/01/2021	$500,000	$523,750
T-Mobile USA, Inc., 6.633%, 4/28/2021	125,000	131,406
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	206,213
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)	250,000	245,000
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	405,000	383,231

		$3,428,253
Telephone Services - 0.7%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$100,000	$101,770
Level 3 Financing, Inc., 5.375%, 5/01/2025	305,000	310,399

		$412,169
Transportation - Services - 2.2%
Jack Cooper Holdings Corp., 10.25%, 6/01/2020 (n)	$335,000	$221,100
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	260,000	212,732
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	285,000	120,234
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	42,000	26,565
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	175,000	136,938
Stena AB, 7%, 2/01/2024 (n)	400,000	336,000
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	200,000	154,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021	55,000	9,900

		$1,217,469
Utilities - Electric Power - 3.0%
Calpine Corp., 5.5%, 2/01/2024	$260,000	$251,469
Covanta Holding Corp., 7.25%, 12/01/2020	265,000	274,938
Covanta Holding Corp., 6.375%, 10/01/2022	70,000	72,275
Covanta Holding Corp., 5.875%, 3/01/2024	80,000	79,600
Dynegy, Inc., 7.375%, 11/01/2022	240,000	231,600
NRG Energy, Inc., 8.25%, 9/01/2020	150,000	155,625
NRG Energy, Inc., 6.625%, 3/15/2023	330,000	327,525
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	135,000	134,663
TerraForm Power Operating Co., 5.875%, 2/01/2023 (n)	202,000	178,770

		$1,706,465
Total Bonds (Identified Cost, $78,979,519)		$74,659,655

Floating Rate Loans (g)(r) - 3.1%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$129,674	$129,634

Building - 0.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	$157,783	$157,816

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$123,786	$123,786

Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/2020	$130,562	$130,758

Containers - 0.2%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/2021	$93,214	$93,377

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$80,134	$80,301

Gaming & Lodging - 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/2020	$163,165	$163,596

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$165,003	$165,725

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/2021	$116,270	$115,930

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$79,361	$79,460

Transportation - Services - 0.6%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$367,530	$324,958

Utilities - Electric Power - 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/2020	$198,718	$193,833
Total Floating Rate Loans (Identified Cost, $1,785,308)		$1,759,174

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$6,476

Printing & Publishing - 0.0%
Quad/Graphics, Inc.	7	$134
Total Common Stocks (Identified Cost, $64,510)		$6,610

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	914,023	$914,023
Total Investments (Identified Cost, $81,743,360)		$77,339,462

Other Assets, Less Liabilities - (37.4)%		(21,064,226)
Net Assets - 100.0%		$56,275,236

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,310,624, representing 52.1% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Capsugel S.A., 7%, 5/15/19	$2,170	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	6,250	—
Total	$8,420	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/16

Forward Foreign Currency Exchange Contracts at 5/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Deutsche Bank AG	157,614	7/15/16	$179,839	$175,631	$4,208

Portfolio of Investments (unaudited) – continued

Futures Contracts at 5/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$648,438	September - 2016	$(1,581)

At May 31, 2016, the fund had cash collateral of $6,250 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $80,829,337)	$76,425,439
Underlying affiliated funds, at cost and value	914,023
Total investments, at value (identified cost, $81,743,360)	$77,339,462
Cash	24,310
Deposits with brokers	6,250
Receivables for
Forward foreign currency exchange contracts	4,208
Daily variation margin on open futures contracts	79
Investments sold	639,975
Interest	1,252,625
Other assets	14,226
Total assets	$79,281,135
Liabilities
Notes payable	$22,000,000
Payables for
Distributions	23,604
Investments purchased	870,968
Payable to affiliates
Investment adviser	13,382
Transfer agent and dividend disbursing costs	352
Payable for independent Trustees’ compensation	12
Accrued interest expense	45,529
Accrued expenses and other liabilities	52,052
Total liabilities	$23,005,899
Net assets	$56,275,236
Net assets consist of
Paid-in capital	$77,320,539
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,401,274)
Accumulated net realized gain (loss) on investments and foreign currency	(16,054,964)
Accumulated distributions in excess of net investment income	(589,065)
Net assets	$56,275,236
Shares of beneficial interest outstanding	20,756,307
Net asset value per share (net assets of $56,275,236 / 20,756,307 shares of beneficial interest outstanding)	$2.71

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,521,812
Dividends from underlying affiliated funds	2,393
Total investment income	$2,524,205
Expenses
Management fee	$297,802
Transfer agent and dividend disbursing costs	8,330
Administrative services fee	9,058
Independent Trustees’ compensation	6,454
Stock exchange fee	11,897
Custodian fee	5,668
Interest expense	136,623
Shareholder communications	25,272
Audit and tax fees	39,573
Legal fees	4,475
Miscellaneous	16,747
Total expenses	$561,899
Reduction of expenses by investment adviser	(61,604)
Net expenses	$500,295
Net investment income	$2,023,910
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(1,618,024)
Futures contracts	(17,168)
Foreign currency	(1,088)
Net realized gain (loss) on investments and foreign currency	$(1,636,280)
Change in unrealized appreciation (depreciation)
Investments	$2,286,980
Futures contracts	(1,459)
Translation of assets and liabilities in foreign currencies	(6,756)
Net unrealized gain (loss) on investments and foreign currency translation	$2,278,765
Net realized and unrealized gain (loss) on investments and foreign currency	$642,485
Change in net assets from operations	$2,666,395

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/16 (unaudited)	Year ended 11/30/15
From operations
Net investment income	$2,023,910	$4,121,726
Net realized gain (loss) on investments and foreign currency	(1,636,280)	(301,284)
Net unrealized gain (loss) on investments and foreign currency translation	2,278,765	(6,682,913)
Change in net assets from operations	$2,666,395	$(2,862,471)
Distributions declared to shareholders
From net investment income	$(2,121,437)	$(4,389,624)
From tax return of capital	—	(992,080)
From other sources	(449,230)	—
Total distributions declared to shareholders	$(2,570,667)	$(5,381,704)
Change in net assets from fund share transactions	$(182,061)	$(494,424)
Total change in net assets	$(86,333)	$(8,738,599)
Net assets
At beginning of period	56,361,569	65,100,168
At end of period (including accumulated distributions in excess of net investment income of $589,065 and $42,308, respectively)	$56,275,236	$56,361,569

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/16 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$2,666,395
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(9,709,410)
Proceeds from disposition of investment securities	10,044,306
Proceeds from disposition of short-term investments, net	373,380
Realized gain/loss on investments	1,618,024
Unrealized appreciation/depreciation on investments	(2,286,980)
Unrealized appreciation/depreciation on foreign currency contracts	6,756
Net amortization/accretion of income	60,896
Decrease in interest receivable	38,786
Decrease in accrued expenses and other liabilities	(40,006)
Decrease in receivable for daily variation margin on open futures contracts	234
Decrease in restricted cash	6,750
Increase in deposits with brokers	(6,250)
Increase in other assets	(12,238)
Increase in interest payable	8,261
Net cash provided by operating activities	$2,768,904
Cash flows from financing activities:
Distributions paid in cash	(2,570,656)
Repurchase of shares of beneficial interest	(182,061)
Net cash used by financing activities	$(2,752,717)
Net increase in cash	$16,187
Cash:
Beginning of period	$8,123
End of period	$24,310

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2016 for interest was $128,362.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/16		Years ended 11/30
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$2.70		$3.09	$3.16	$3.12	$2.84	$3.02
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.21	$0.23	$0.26	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		(0.33)	(0.05)	0.05	0.31	(0.14)
Total from investment operations	$0.13		$(0.13)	$0.16	$0.28	$0.57	$0.13
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.23)	$(0.24)	$(0.29)	$(0.31)
From tax return of capital	—		(0.05)	—	—	—	—
From other sources	(0.02)		—	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.26)	$(0.23)	$(0.24)	$(0.29)	$(0.31)
Net increase from repurchase of capital shares	$0.00	(w)	$0.00 (w)	$0.00 (w)	$—	$—	$—
Net asset value, end of period (x)	$2.71		$2.70	$3.09	$3.16	$3.12	$2.84
Market value, end of period	$2.49		$2.32	$2.73	$2.80	$3.08	$2.85
Total return at market value (%)	13.18	(n)	(6.15)	5.46	(1.49)	18.81	4.90
Total return at net asset value (%) (j)(r)(s)(x)	5.84	(n)	(3.50)	5.77	9.75	20.77	4.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	1.77	1.66	1.72	1.89	1.92
Expenses after expense reductions (f)	1.85	(a)	1.70	1.61	1.67	1.73	1.81
Net investment income	7.50	(a)	6.63	6.61	7.28	8.55	8.83
Portfolio turnover	10	(n)	34	48	46	38	60
Net assets at end of period (000 omitted)	$56,275		$56,362	$65,100	$66,629	$65,686	$59,411
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.35	(a)	1.35	1.34	1.35	1.35	1.35

Financial Highlights – continued

	Six months ended 5/31/16	Years ended 11/30
		2015	2014	2013	2012	2011
	(unaudited)
Senior Securities:
Total notes payable outstanding (000 omitted)	$22,000	$22,000	$22,000	$22,000	$22,000	$22,000
Asset coverage per $1,000 of indebtedness (k)	$3,558	$3,562	$3,959	$4,029	$3,986	$3,701

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to

Notes to Financial Statements (unaudited) – continued

which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,610	$—	$—	$6,610
U.S. Corporate Bonds	—	63,401,606	—	63,401,606
Commercial Mortgage-Backed Securities	—	23,601	—	23,601
Foreign Bonds	—	11,234,448	—	11,234,448
Floating Rate Loans	—	1,759,174	—	1,759,174
Mutual Funds	914,023	—	—	914,023
Total Investments	$920,633	$76,418,829	$—	$77,339,462

Other Financial Instruments
Futures Contracts	$(1,581)	$—	$—	$(1,581)
Forward Foreign Currency Exchange Contracts	—	4,208	—	4,208

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(1,581)
Foreign Exchange	Forward Foreign Currency Exchange	4,208	—
Total		$4,208	$(1,581)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(17,168)	$—
Foreign Exchange	—	(1,181)
Total	$(17,168)	$(1,181)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(1,459)	$—
Foreign Exchange	—	(6,756)
Total	$(1,459)	$(6,756)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign exchange transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Notes to Financial Statements (unaudited) – continued

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended May 31, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and

Notes to Financial Statements (unaudited) – continued

state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

For the six months ended May 31, 2016, the amount of distributions estimated to be a tax return of capital was approximately $449,230. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/15
Ordinary income (including any short-term capital gains)	$4,389,624
Tax return of capital (b)	992,080
Total distributions	$5,381,704

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/16
Cost of investments	$82,079,665
Gross appreciation	1,023,929
Gross depreciation	(5,764,132)
Net unrealized appreciation (depreciation)	$(4,740,203)

As of 11/30/15
Capital loss carryforwards	(14,098,528)
Other temporary differences	(31,349)
Net unrealized appreciation (depreciation)	(7,011,154)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/16	$(5,956,332)
11/30/17	(6,983,828)
11/30/18	(474,667)
Total	$(13,414,827)

Post-enactment losses which are characterized as follows:
Short-Term	$(310,533)
Long-Term	(373,168)
Total	$(683,701)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“net leverage income”); provided, however, if the fund’s net leverage income is less than zero, the adviser pays the fund the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 1.10% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2017. For the six months ended May 31, 2016, this reduction amounted to $61,604, which is included in the reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2016, these fees paid to MFSC amounted to $1,744.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.0336% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2016, the fee paid by the fund under this agreement was $63 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $7,533,039 and $7,592,446, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 83,000 shares of beneficial interest during the six months ended May 31, 2016 at an average price per share of $2.19 and a weighted average discount of 11.57% per share.The fund repurchased and retired 196,331 shares of beneficial interest during the year ended November 30, 2015 at an average price per share of $2.52 and a weighted average discount of 12.16% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/16		Year ended 11/30/15
	Shares	Amount	Shares	Amount
Capital shares reacquired	(83,000)	$(182,061)	(196,331)	$(494,424)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $25,000,000. This credit agreement matured on January 8, 2016. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $25,000,000 on substantially similar terms for an additional 364 day period which matures on January 6, 2017. At May 31, 2016, the fund had outstanding borrowings under this agreement in the amount of $22,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the daily one month LIBOR or the Overnight Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $136,619 during the period in connection with this loan agreement. The fund paid a commitment fee of $2,313 based on the average daily unused portion of the revolving secured line of credit which is included in “Miscellaneous” expense in the Statement of Operations. For the six months ended May 31, 2016, the average loan balance was $22,000,000 at a weighted average annual interest rate of 1.24%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,287,403	5,903,232	(6,276,612)	914,023

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,393	$914,023

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $380,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Intermediate High Income Fund:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate High Income Fund (the Fund), including the portfolio of investments, as of May 31, 2016, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2016. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2015 and the financial highlights for each of the five years in the period ended November 30, 2015, and in our report dated January 15, 2016, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 18, 2016

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Closed-End Funds” and then select the fund’s name.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under the “Closed-End Funds” sub section in the “Products & Services” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CIF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for MFS Intermediate High Income Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/15-12/31/15	0	N/A	0	1,907,232
1/01/16-1/31/16	83,000	2.19	83,000	1,824,232
2/01/16-2/28/16	0	N/A	0	1,824,232
3/01/16-3/31/16	0	N/A	0	2,075,630
4/01/16-4/30/16	0	N/A	0	2,075,630
5/01/16-5/31/16	0	N/A	0	2,075,630

Total	83,000	2.19	83,000

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2016 plan year is 2,075,630.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(c)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.